Prepaid Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Other Income and Expenses [Abstract]
Prepaid Expenses	3. Prepaid Expenses
	September 30, 2021 $	December 31, 2020 $
Prepaid insurance	15	152
Other prepayments	110	22
	125	174
5. Prepaid Expenses
	December 31,
	2020 $	2019 $
Prepaid insurance	152	14
Other prepayments	22	63
	174	77